Taxation - Reconciliation (Details) - USD ($) $ in Millions			12 Months Ended
	Apr. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Reported tax rate (as a percentage)			(32.00%)
One-time adjustment to deferred tax due to internal reorganisation			$ (876)
Reduction of tax liabilities arising from adjustments on expiry of the relevant statute of limitations			65
One-time adjustment to deferred tax due to internal reorganisation, effect on profit or loss			(876)
One-time adjustment to deferred tax due to internal reorganisation, effect on other comprehensive income			(49)
Cash tax paid			1,623
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised			$ 5,454
Tax rate (as a percentage)	25.00%		19.00%
Tax charge effect				$ 5
Tax credit related to statute of limitations					$ 65
Profit/(loss) before tax			$ 2,501	(265)	3,916
Notional taxation charge at UK corporation tax rate of 19%			475	(50)	744
Differences in effective overseas tax rates			(59)	1	(49)
Deferred tax (credit)/charge relating to change in tax rates			(108)	54	138
Unrecognised deferred tax asset			68	32	3
Items not deductible for tax purposes			90	208	71
Items not chargeable for tax purposes				(163)	(4)
Intellectual Property incentive regimes			(265)		(35)
Other items			(941)	(299)	(65)
Adjustments in respect of prior periods			(52)	(163)	(31)
Taxation (credit)/charge recognised in the profit for the period			(792)	(380)	772
Recognition of previously unrecognised net deferred tax assets					$ 22
De-recognition of previously recognised deferred tax assets				$ 15
Temporary differences for which there is a corresponding deductible temporary difference [Member]
Taxation
Temporary differences associated with investments in subsidiaries and branches, deferred tax liabilities have not been recognised			$ 2,113
UK
Taxation
Reported tax rate (as a percentage)				19.00%
Tax rate (as a percentage)	25.00%		19.00%
Tax rate that was not enacted				17.00%
Tax credit			$ 18
Deferred tax (credit)/charge relating to change in tax rates			12
Countries other than the UK and the Netherlands
Taxation
Deferred tax (credit)/charge relating to change in tax rates			$ 3
DUTCH
Taxation
Reported tax rate (as a percentage)					25.00%
Tax rate (as a percentage)		25.80%	25.00%
Tax rate that was not enacted					21.70%
Tax charge					$ 151
Deferred tax (credit)/charge relating to change in tax rates			$ 39